Equipment Financing (Details) - Schedule of amounts recognized equipment financing $ in Thousands	6 Months Ended
Jan. 31, 2023 USD ($)
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
ROU Asset	$ 62,263
Amortization	(54,109)
Addition - Asset	365,083
ROU Asset	373,237
Equipment Financing	62,263
Amortization	(52,109)
Addition - Equipment Financing	365,083
Equipment Financing	375,237
Short-Term Debt [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Equipment Financing	126,738
Long-Term Debt [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Equipment Financing	248,499
Total [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Equipment Financing	$ 375,237